AVAILABLE-FOR-SALE SECURITIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Investments, Debt and Equity Securities [Abstract]
Proceeds from sale		$ 2,286,200		$ 2,799,336	$ 31,163,517
(Losses), net		$ (13,800)	$ (356,645)	$ 6,414	$ (327,914)	$ (3,000)	$ (81,572)